Fair Value and Fair Value Hierarchy of Financial Instruments	12 Months Ended
Dec. 31, 2025
Fair Value and Fair Value Hierarchy of Financial Instruments [Abstract]
FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS
35	FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS

The carrying amounts and fair values of the Company’s financial instruments, other than those with carrying amounts that reasonably approximate to fair value, are as follows:

	Carrying amount			Fair value
	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2023	December 31, 2024	December 31, 2025
	US$	US$	US$	US$	US$	US$

Assets
Financial assets, at fair value through profit or loss	15,861	-	-	15,861	-	-
Financial assets, at fair value through other comprehensive income	8,360,497	28,547,482	17,513,555	8,360,497	28,547,482	17,513,555

Liabilities
Convertible notes liabilities	-	-	2,930,281	-	-	2,930,281
Warrant liabilities	428,025	33,305	2,625,440	428,025	33,305	2,625,440

Management has assessed that the fair value of financial assets measured at fair value through other comprehensive income approximate to their carrying amounts largely due to the independent valuation performed and valuation technique that take into account key inputs such as P/E multiples, long-term growth rate and discount rate etc.

At each reporting date, management analyses the movements in the values of financial instruments and determines the major inputs applied in the valuation.

The valuation procedures applied include consideration of recent transactions in the same security or financial instrument, recent financing of the investee companies, economic and market conditions, current and projected financial performance of the investee companies, and the investee companies’ management team as well as potential future strategies to realize the investments.

Management believes that the estimated fair values resulting from the valuation technique, which are recorded in the consolidated statements of financial position, and the related changes in fair values, which are recorded in profit or loss and other comprehensive income, are reasonable, and that they were the most appropriate values at the end of the reporting periods.

Fair value hierarchy

The following tables illustrate the fair value measurement hierarchy of the Company’s financial instruments:

Assets measured at fair value:

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	US$	US$	US$	US$
December 31, 2024
Financial assets, at fair value through profit or loss	-	-	-	-
Financial assets, at fair value through other comprehensive income	903,000	-	27,644,482	28,547,482
Financial liabilities, at fair value through profit or loss	-	33,305	-	33,305

December 31, 2025
Financial assets, at fair value through other comprehensive income	-	-	17,513,555	17,513,555
Financial liabilities, at fair value through profit or loss	-	5,555,721	-	5,555,721

The movement in the fair value measurements within Level 1 during the years are as follow:

	December 31, 2023	December 31, 2024	December 31, 2025
	US$	US$	US$

Financial assets, at fair value through other comprehensive income
At January 1	2,793,399	8	903,000
Additions	80,615	903,000	3,904,416
Disposals	(3,026,906)	(8)	(5,116,938)
Disposal of controlling subsidiaries	-	-	(99,478)
Fair value changes recognized in other comprehensive income/(loss)	152,900	-	409,000
Currency realignment	-	-	-
At December 31	8	903,000	-

During the year, YY Group Holding Limited was successfully listed on Nasdaq, resulting in the fair value measurement moving from Level 3 to Level 1. The investment was subsequently disposed of within the same year.

There were no transfers between Level 1 and Level 2 during the financial year ended December 31, 2023, 2024 and 2025.

The movement in fair value measurements within Level 3 during the years are as follow:

	December 31, 2023	December 31, 2024	December 31, 2025
	US$	US$	US$
Financial assets, at fair value through other comprehensive income
At January 1	-	8,360,489	27,644,482
Addition	10,921,564	46,595,266	41,749,956
Disposal	(2,948,518)	(17,301,634)	-
Transfer to level 1		(903,000)	(1,688,000)
Disposal of controlling subsidiaries	-	-	(17,716,438)
Fair value changes recognized in other comprehensive income	365,388	(9,009,166)	(32,476,445)
Currency realignment	22,055	(97,473)	-
At December 31	8,360,489	27,644,482	17,513,555

There were no transfers between Level 2 and Level 3 during the financial year ended December 31, 2025 and 2024.

	December 31, 2023	December 31, 2024	December 31, 2025
	US$	US$	US$

Financial liabilities, at fair value through profit and loss
At January 1	-	439,409	33,305
Addition	1,341,999	3,916,074	5,555,721
Disposal	(913,974)	(4,310,794)	(33,305)
Currency realignment	11,384	(11,384)	-
At December 31	439,409	33,305	5,555,721